Note 8 - Earnings (Loss) Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Net Income (Loss) Attributable to Parent, Total	$ 3,082,679	$ (6,118,563)
Dividends to Series B Preferred shares	(570,925)	(748,012)
Preferred deemed dividend	(120,000)	0
Net (loss) / income attributable to common shareholders	$ 2,391,754	$ (6,866,575)
Weighted average number of shares outstanding during the period, basic (in shares)	2,322,588	2,267,375
(Loss) / earnings per share attributable to common shareholders, basic (in dollars per share)	$ 1.03	$ (3.03)
Dilutive effect of unvested shares (in shares)	42,291	0
Weighted average common shares – outstanding, diluted (in shares)	2,364,879	2,267,375
(Loss) / earnings per share attributable to common shareholders, diluted (in dollars per share)	$ 1.01	$ (3.03)